Accounts Receivable, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, net
Accounts receivable	$ 34,636,570	$ 44,159,513
Allowance for doubtful accounts	(2,028,979)	(2,361,778)
Accounts receivable, net	$ 32,607,591	$ 41,797,735